Consolidated statement of changes in equity (Parenthetical) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Consolidated statement of changes in equity
Final dividend (in dollars per share)	$ 0.31		$ 0.80
Final dividend	$ 1,120		$ 2,791
Interim dividend		$ 0
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%